PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization

	2017	2018
	RMB (in millions)
Buildings	5,162	5,418
Computer equipment	926	1,145
Website-related equipment	638	771
Furniture and fixtures	233	292
Software	167	215
Leasehold improvements	140	146
Construction in progress	8	9
Less: accumulated depreciation and amortization	(1,658)	(2,124)
Total net book value	5,616	5,872